UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter Ended: June 30, 2000
Check here if Amendment [  ];      Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     The Capital Management Corporation
Address:  9030 Stony Point Parkway, Suite 150
Richmond, Virginia 23235
13F File Number:  28-801-13252
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302
Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia        August 7, 2000
[Signature]          [City, State]            [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total: $145,607,248 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional
investment
managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.             13F File Number         Name
NONE

06/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235             PAGE   1

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE


AT&T Corporation                 COMMON  001957109      593,858        18,778     X    ALL                  18,778
Abbott Labs                      COMMON  002824100    1,368,074        30,700     X    ALL                  30,700
Advanced Energy Industries, Inc. COMMON  007973100    2,699,351        45,800     X    ALL                  45,800
Agilent Technologies, Inc.       COMMON  00846U101      239,989         3,254     X    ALL                   3,254
Alcoa, Inc.                      COMMON  013817101      653,080        22,520     X    ALL                  22,520
America Online Inc               COMMON  02364J104      376,717         7,150     X    ALL                   7,150
American Electric Power          COMMON  025537101      251,612         8,493     X    ALL                   8,493
American Express Company         COMMON  025816109      469,125         9,000     X    ALL                   9,000
American Home Products Corp.     COMMON  02660910     4,033,190        68,650     X    ALL                  68,650
AMGEN, Inc.                      COMMON  031162100    6,160,926        87,700     X    ALL                  87,700
Analog Devices, Inc.             COMMON  032654105      357,200         4,700     X    ALL                   4,700
Analytical Surveys, Inc.         COMMON  032683302       60,644        19,600     X    ALL                  19,600
Apache Corporation               COMMON  037411105    1,252,712        21,300     X    ALL                  21,300
AptarGroup Inc.                  COMMON  038336103    1,841,400        68,200     X    ALL                  68,200
BB & T Corp.                     COMMON  054937107      894,817        37,479     X    ALL                  37,479
BP Amoco PLC ADR                 COMMON  055622104    1,234,537        21,826     X    ALL                  21,826
Bank of America Corporation      COMMON  060505104      718,144        16,701     X    ALL                  16,701
Banc One Corporation             COMMON  06423A103      306,453        11,537     X    ALL                  11,537
Baxter Int'l Inc.                COMMON  07181310       569,535         8,100     X    ALL                   8,100
Bed Bath & Beyond                COMMON  075896100      609,001        16,800     X    ALL                  16,800
Bell Atlantic Corp.              COMMON  077853109      330,081         6,496     X    ALL                   6,496
BellSouth Corp.                  COMMON  079860102      541,339        12,700     X    ALL                  12,700
Berkshire Hathaway Class B       COMMON  084670207      440,000           250     X    ALL                     250
Biomet Incorporated              COMMON  090613100    2,439,451        63,465     X    ALL                  63,465

TOTAL                                                28,441,236






06/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235             PAGE   2

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE


Boeing Company                   COMMON  097023105      291,861         6,980     X    ALL                   6,980
Bristol-Myers Squibb             COMMON  110122108    1,747,152        29,994     X    ALL                  29,994
CCB Financial Corp.              COMMON  124875105      325,156         8,788     X    ALL                   8,788
C P & L Holdings, Inc.           COMMON  12614C106      209,688         6,100     X    ALL                   6,100
Capital One Financial Corp.      COMMON  14040H105      437,326         9,800     X    ALL                   9,800
Circuit City                     COMMON  172737108      569,170        17,150     X    ALL                  17,150
Cisco System Inc.                COMMON  17275R102    3,085,710        48,546     X    ALL                  48,546
Clayton Homes Inc                COMMON  184190106      842,200       105,275     X    ALL                 105,275
Coca Cola Company                COMMON  191216100    2,035,015        35,430     X    ALL                  35,430
Cognex Corporation               COMMON  192422103      282,038         5,450     X    ALL                   5,450
Computer Sciences Corp.          COMMON  20536310       524,681         7,025     X    ALL                   7,025
Concord EFS, Inc.                COMMON  206197105    1,287,000        49,500     X    ALL                  49,500
Conexant Systems Inc             COMMON  207142100      333,083         6,850     X    ALL                   6,850
Corning Incorporated             COMMON  219350105    2,604,300         9,650     X    ALL                   9,650
Costco Companies, Inc.           COMMON  22160K105      650,100        19,700     X    ALL                  19,700
Dell Computer Corp.              COMMON  247025109      466,004         9,450     X    ALL                   9,450
Delphi Automotive Systems Corp.  COMMON  247126105      348,094        23,903     X    ALL                  23,903
DENTSPLY Int'l. Inc.             COMMON  249030107    1,206,315        39,150     X    ALL                  39,150
Dominion Resources, Inc.  VA     COMMON  25746U109      589,152        13,741     X    ALL                  13,741
E. I. duPont deNemours Co., Inc. COMMON  263534109      955,938        21,850     X    ALL                  21,850
Duke Energy Corp                 COMMON  264399106      287,515         5,100     X    ALL                   5,100
Electronic Data Systems Corp.    COMMON  285661104      473,183        11,471     X    ALL                  11,471
Emerson Electric Company         COMMON  29101110       285,456         4,728     X    ALL                   4,728
Equity Inv Fd Ser 3 (Exp 9/8/00) COMMON  294711601       12,429        14,975     X    ALL                  14,975

TOTAL                                                19,848,566






06/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235             PAGE   3

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE


Equity Inv Fd Ser 4 Exp 10/13/00 COMMON  294711676       17,105        20,609     X    ALL                  20,609
Exxon Mobil Corp.                COMMON  30231G102    3,930,032        50,064     X    ALL                  50,064
Fastenal Co.                     COMMON  311900104    1,690,900        33,400     X    ALL                  33,400
Cisco Systems Jan '02   65 Puts  COMMON  33299W9M4      196,200        14,400     X    ALL                  14,400
First Union                      COMMON  337358105      493,399        19,885     X    ALL                  19,885
First Virginia Bank              COMMON  337477103      588,506        16,905     X    ALL                  16,905
FleetBoston Financial Corp.      COMMON  339030108      312,800         9,200     X    ALL                   9,200
Ford Motor Company, Inc.         COMMON  345370100      344,000         8,000     X    ALL                   8,000
Forest Labs Inc.                 COMMON  345838106      252,500         2,500     X    ALL                   2,500
GTE Corporation                  COMMON  36232010       439,673         7,063     X    ALL                   7,063
General Electric                 COMMON  369604103    7,985,298       150,666     X    ALL                 150,666
General Motors-Hughes Electronic COMMON  370442832      263,250         3,000     X    ALL                   3,000
Georgia Pac Corp Timber Group    COMMON  373298702      432,507        20,000     X    ALL                  20,000
Gillette Company                 COMMON  375766102      295,224         8,450     X    ALL                   8,450
Glaxo Wellcome PLS               COMMON  37733W105    1,795,086        31,050     X    ALL                  31,050
HCC Insurance                    COMMON  404132102      922,058        48,850     X    ALL                  48,850
Harley-Davidson Inc              COMMON  412822108      338,800         8,800     X    ALL                   8,800
Harte Hanks, Inc.                COMMON  416196108      806,250        32,250     X    ALL                  32,250
Health Management Assoc CL A     COMMON  421933102      415,390        31,800     X    ALL                  31,800
Hewlett Packard Co.              COMMON  42823610     1,067,684         8,550     X    ALL                   8,550
IMAX Corporation                 COMMON  45245E109      232,620        10,225     X    ALL                  10,225
Indymac Mtg HldgsInc             COMMON  456607100      333,640        24,600     X    ALL                  24,600
INTEL Corporation                COMMON  45814010    10,957,841        81,966     X    ALL                  81,966
International Business Machines  COMMON  459200101      439,346         4,010     X    ALL                   4,010

TOTAL                                                34,550,109







06/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235             PAGE   4

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE


Johnson & Johnson, Inc.          COMMON  478160104    1,435,833        14,094     X    ALL                  14,094
Kimberly Clark Corporation       COMMON  494368103      938,089        16,350     X    ALL                  16,350
Estee Lauder                     COMMON  518439104      242,247         4,900     X    ALL                   4,900
Eli Lilly & Company              COMMON  53245710       930,336         9,315     X    ALL                   9,315
Littelfuse, Inc.                 COMMON  537008104      220,688         5,500     X    ALL                   5,500
Lowes Companies Inc.             COMMON  54866110     1,856,815        45,219     X    ALL                  45,219
Lucent Technologies              COMMON  549463107    1,652,602        27,892     X    ALL                  27,892
Markel Corporporation            COMMON  570535104    3,511,592        24,795     X    ALL                  24,795
Marshall & IIsley Corp. (WI)     COMMON  571834100      674,375        16,250     X    ALL                  16,250
Meditrust Corp                   COMMON  58501T306      218,113        58,163     X    ALL                  58,163
Medtronic Inc.                   COMMON  58505510     1,053,535        21,150     X    ALL                  21,150
Merck & Company,                 COMMON  589331107      786,941        10,270     X    ALL                  10,270
Microsoft Corp.                  COMMON  594918104      448,000         5,600     X    ALL                   5,600
Minerals Technology, Inc.        COMMON  603158106      953,350        20,725     X    ALL                  20,725
Minnesota Mining & Manufacturing COMMON  604059105      651,750         7,900     X    ALL                   7,900
MOLEX, Incorporated              COMMON  608554101      486,208        10,103     X    ALL                  10,103
MOLEX, Inc. Cl A                 COMMON  608554200      497,677        14,219     X    ALL                  14,219
Morrison Knudsen                 COMMON  61844A109      936,339       129,150     X    ALL                 129,150
Nokia Corp. Sponsored ADR        COMMON  654902204      406,993         8,150     X    ALL                   8,150
Norfolk Southern                 COMMON  655844108      304,655        20,481     X    ALL                  20,481
North Fork Bancorporation, Inc.  COMMON  659424105      490,051        32,400     X    ALL                  32,400
Northern States Power Co.        COMMON  665772109      283,636        14,050     X    ALL                  14,050
Nucor Corporation                COMMON  67034610       255,548         7,700     X    ALL                   7,700
Omnicare, INC.                   COMMON  681904108      228,153        25,175     X    ALL                  25,175

TOTAL                                                19,463,526






06/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235             PAGE   5

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE


Oracle Systems Corp.             COMMON  68389X105    4,840,831        57,586     X    ALL                  57,586
Pall Corporation                 COMMON  69642930       381,343        20,613     X    ALL                  20,613
Pepsico Inc.                     COMMON  713448108    2,094,128        47,125     X    ALL                  47,125
Perceptron Inc.                  COMMON  71361F100      205,472        60,325     X    ALL                  60,325
Pfizer, Inc.                     COMMON  717081103    6,124,548       127,595     X    ALL                 127,595
Pharmacia Corp.(Fmrly Monsanto)  COMMON  71713U102      328,217         6,350     X    ALL                   6,350
Philip Morris Cos.               COMMON  718154107    3,075,630       115,788     X    ALL                 115,788
Post Properties (REIT)           COMMON  737464107      289,300         6,575     X    ALL                   6,575
RPM, Incorporated                COMMON  749685103      140,373        13,864     X    ALL                  13,864
Reliant Energy (Houston Ind.)    COMMON  75952J108      360,664        12,200     X    ALL                  12,200
Right Mgmnt Consultants Corp.    COMMON  766573109      355,950        33,900     X    ALL                  33,900
Robert Half International        COMMON  770323103      866,400        30,400     X    ALL                  30,400
Rockwell Int'l Corporation       COMMON  773903109      222,075         7,050     X    ALL                   7,050
Royal Dutch Petroleum Co.        COMMON  780257804      861,877        14,000     X    ALL                  14,000
SBC Communications, Inc.         COMMON  78387G103      406,206         9,392     X    ALL                   9,392
SPSS INC.                        COMMON  78462K102      522,797        17,950     X    ALL                  17,950
Schering Plough Corporation      COMMON  806605101      353,500         7,000     X    ALL                   7,000
Schlumberger LTD.                COMMON  806857108      844,388        11,315     X    ALL                  11,315
ServiceMaster Co., Inc.          COMMON  81760N109      592,208        52,062     X    ALL                  52,062
Southwest Airlines               COMMON  844741108      255,657        13,500     X    ALL                  13,500
Sprint Corporation               COMMON  852061100    1,388,475        27,225     X    ALL                  27,225
Sprint Corp  PCS                 COMMON  852061506      239,785         4,030     X    ALL                   4,030
Sun Microsystems, Inc.           COMMON  866810104      286,454         3,150     X    ALL                   3,150
Suntrust Banks, Inc.             COMMON  86791410     1,097,963        24,032     X    ALL                  24,032

TOTAL                                                26,134,241







06/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235             PAGE   6

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE


Texaco, Inc.                     COMMON  881694103      819,731        15,394     X    ALL                  15,394
Thermo Electron Corporation      COMMON  883556102      226,865        10,771     X    ALL                  10,771
Tootsie Roll                     COMMON  890516107      477,542        13,644     X    ALL                  13,644
United Dominion Realty Trust     COMMON  910197102      247,214        22,474     X    ALL                  22,474
United Parcel Service Class B    COMMON  911312106    1,346,675        22,825     X    ALL                  22,825
Vodafone Airtouch PLC            COMMON  92857T107    8,415,554       203,090     X    ALL                 203,090
Wachovia Corporation             COMMON  92977110     1,042,471        19,216     X    ALL                  19,216
Washington Mutual                COMMON  939322103    1,103,034        38,200     X    ALL                  38,200
Washington Real Estate Inv. Tr.  COMMON  939653101      272,598        15,250     X    ALL                  15,250
Westvaco Corp.                   COMMON  961548104      236,961         9,550     X    ALL                   9,550
WORLDCOM INC GA                  COMMON  98157D106      526,690        11,481     X    ALL                  11,481
Wm. Wrigley Jr. Co.              COMMON  982526105      882,471        11,005     X    ALL                  11,005
X-Rite Inc.                      COMMON  983857103      403,329        44,200     X    ALL                  44,200
XEROX Corporation                COMMON  984121103    1,168,435        56,310     X    ALL                  56,310

TOTAL                                                17,169,570

GRAND TOTAL                                         145,607,248